Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Formation and Operating costs	$ 147,665	$ 302,299	$ 309,298	$ 406,241	$ 544,013	$ 1,294,712
Loss from operation	(147,665)	(302,299)	(309,298)	(406,241)	(544,013)	(1,294,712)
Other Income
Interest earned on marketable securities hold in the trust account	224,771	526,855	1,349	676,722	696,180	1,348,596
Net Income	$ 77,106	$ 224,556	$ (307,949)	$ 270,481	$ 152,167	$ 53,884
Weighted average shares outstanding, basic	3,403,075	3,403,075	3,000,454	3,403,075	3,403,075	3,403,075
Weighted average shares outstanding, diluted	3,403,075	3,403,075	3,000,454	3,403,075	3,403,075	3,403,075
Basic net income (loss) per ordinary share	$ 0.02	$ 0.07	$ (0.10)	$ 0.08	$ 0.04	$ 0.02
Diluted net income (loss) per ordinary share	$ 0.02	$ 0.07	$ (0.10)	$ 0.08	$ 0.04	$ 0.02